PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Office building	707,693	689,703
Vehicles	21,821	22,085
Computer equipment	1,049,049	1,046,672
Furniture and office equipment	387,781	373,893
Leasehold improvement	2,444,146	2,717,396
Construction in progress	194,803	293,928
Total	4,805,293	5,143,677
Less: accumulated depreciation	(2,749,468)	(3,159,307)
Less: accumulated impairment	(19,272)	(19,272)
Net book value	2,036,553	1,965,098

Depreciation expenses recognized for the years ended December 31, 2021, 2022 and 2023 amounted to RMB879.7 million, RMB918.3 million and RMB775.0 million, respectively.